General information	12 Months Ended
Oct. 31, 2018
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General information

Note 1 General information

Royal Bank of Canada and its subsidiaries (the Bank) provide diversified financial services including Personal and Commercial Banking, Wealth Management, Insurance, Investor and Treasury Services and Capital Markets products and services on a global basis. Refer to Note 27 for further details on our business segments.

The parent bank, Royal Bank of Canada, is a Schedule I Bank under the Bank Act (Canada) incorporated and domiciled in Canada. Our corporate headquarters are located at Royal Bank Plaza, 200 Bay Street, Toronto, Ontario, Canada and our head office is located at 1 Place Ville-Marie, Montreal, Quebec, Canada. Our common shares are listed on the Toronto Stock Exchange and New York Stock Exchange with the ticker symbol RY.

These Consolidated Financial Statements are prepared in compliance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). Unless otherwise stated, monetary amounts are stated in Canadian dollars. Tabular information is stated in millions of dollars, except as noted. These Consolidated Financial Statements also comply with Subsection 308 of the Bank Act (Canada), which states that, except as otherwise specified by the OSFI, our Consolidated Financial Statements are to be prepared in accordance with IFRS. Except where otherwise noted, the accounting policies outlined in Note 2 have been consistently applied to all periods presented.

On November 27, 2018, the Board of Directors authorized the Consolidated Financial Statements for issue.